Bank Borrowings - (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Schedule of non-current and current bank borrowings

	2017
		Non-Current	Current
		Amount	Amount
	Limit	Drawn Down	Drawn Down	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	200,000	—	—	—
Other loans		—	1,003	1,003
Total		—	1,003	1,003

	2016
		Non-Current	Current
		Amount	Amount
	Limit	Drawn Down	Drawn Down	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Borrowings to finance investments	76,000	8,198	64,545	72,743
Credit facilities	453,000	171,260	166,950	338,210
Discounted bills and notes	8,000	—	719	719
Other loans	10,000	15	9,604	9,619
Total		179,473	241,818	421,291

Schedule of secured borrowings used to finance investments

Borrowings to finance investments include bank borrowings, secured by guarantee, arranged to finance investments in non-current assets.  There were no borrowings to finance investments at December 31, 2017.  Borrowings as at December 31, 2016 were as follows:

	2016
		Limit	Non-Current	Current	Total
	Maturity	US$'000	US$'000	US$'000	US$'000
Corporate finance	2021	14,000	—	13,350	13,350
Sundry investments in South Africa	2018	25,000	—	23,840	23,840
Syndicated financing for sundry investments in France	2018	17,000	8,198	8,199	16,397
Investments in MangShi plant	2019	14,000	—	13,176	13,176
Acquisition of SamQuarz (Pty.), Ltd.	2018	6,000	—	5,781	5,781
Others		—	—	199	199
Total		76,000	8,198	64,545	72,743

Schedule of non-current and current bank borrowings by currency

The breakdown by currency of bank borrowings at December 31, is as follows:

	2017
	Non-Current	Current
	Amount	Amount
	Drawn Down	Drawn Down	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	992	992
Borrowings in other currencies	—	11	11
Total	—	1,003	1,003

	2016
	Non-Current	Current
	Amount	Amount
	Drawn Down	Drawn Down	Total
	US$'000	US$'000	US$'000
Borrowings in Euros	54,458	179,900	234,358
Borrowings in US Dollars	125,015	32,283	157,298
Borrowings in other currencies	—	29,635	29,635
Total	179,473	241,818	421,291

Schedule of non-current bank borrowings by maturity

Contractual maturity of non-current bank borrowings

There were no non-current bank borrowings outstanding at December 31, 2017.

The contractual maturity of non-current bank borrowings at December 31, 2016, was as follows:

	2016
	2018	Total
	US$'000	US$'000
Borrowings to finance investments	8,198	8,198
Credit facilities	171,260	171,260
Other loans	15	15
Total	179,473	179,473